Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Aug. 27, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000004198
Account Value [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Market Cycle Fund
Account Value	$ 8,140	$ 7,097	$ 7,775	$ 8,501	$ 8,140	$ 7,347		$ 6,920	$ 7,525	$ 7,743	$ 9,166	$ 10,000
C000212809
Account Value [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Allocation Fund
Account Value	$ 13,508	12,384	12,210	11,963	12,357	10,323	$ 10,000
C000004199
Account Value [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Total Return Fund
Account Value	$ 16,014	13,963	13,082	13,086	13,651	13,292		11,660	10,627	10,647	11,033	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645		15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,721	20,598	16,537	13,828	15,470	10,988	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345		$ 11,353	$ 10,525	$ 10,567	$ 10,600	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,200	9,616	9,369	9,458	10,543	10,579	10,000
Bloomberg US EQ:FI 60:40 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Account Value	$ 17,296	$ 15,433	$ 13,340	$ 11,992	$ 13,554	$ 10,950	$ 10,000